Commitments and Contingencies (Details Narrative) € in Thousands, $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 GBP (£)
IfrsStatementLineItems [Line Items]
Intangible assets recognized, acquired | $	$ 490
R&D Contracts [Member]
IfrsStatementLineItems [Line Items]
[custom:PotentialMilestonePaymentsDescription]		Based on the closing exchange rates, the Company expects to pay $	Based on the closing exchange rates, the Company expects to pay $	Based on the closing exchange rates, the Company expects to pay $
[custom:PotentialMilestonePayments]		$ 1,833		£ 206
R&D Contracts [Member] | Euro [Member]
IfrsStatementLineItems [Line Items]
[custom:PotentialMilestonePayments] | €			€ 1,518
R&D Milestone Payments [Member]
IfrsStatementLineItems [Line Items]
[custom:PotentialMilestonePayments] | $		4,770
R&D Milestone Payments [Member] | Euro [Member]
IfrsStatementLineItems [Line Items]
[custom:PotentialMilestonePayments] | €			2,675
R&D Milestone Payments [Member] | GBP [Member]
IfrsStatementLineItems [Line Items]
[custom:PotentialMilestonePayments] | £				1,150,000
Revenue Related Mile Stone Payments [Member]
IfrsStatementLineItems [Line Items]
[custom:PotentialMilestonePayments] | $		$ 7,733
Revenue Related Mile Stone Payments [Member] | Euro [Member]
IfrsStatementLineItems [Line Items]
[custom:PotentialMilestonePayments] | €			€ 5,050
Revenue Related Mile Stone Payments [Member] | GBP [Member]
IfrsStatementLineItems [Line Items]
[custom:PotentialMilestonePayments] | £				£ 1,250,000